Derivatives (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional or Contractual Amounts and Fair Values of Derivatives
Table 14.1 presents the total notional or contractual amounts and fair values for our derivatives. Derivative transactions can be measured in terms of the notional amount, but this amount is not recorded on our consolidated balance sheet and is not, when viewed in isolation, a meaningful measure of the risk profile of the instruments. The notional amount is generally not exchanged, but is used only as the basis on which derivative cash flows are determined.
Table 14.1: Notional or Contractual Amounts and Fair Values of Derivatives

	December 31, 2024			December 31, 2023
	Notional or contractual amount	Fair value		Notional or contractual amount	Fair value
		Derivative assets	Derivative liabilities		Derivative assets	Derivative liabilities
(in millions)
Derivatives designated as hedging instruments
Interest rate contracts	$294,127	352	863	357,096	639	570
Commodity contracts	4,756	17	10	2,600	24	12
Foreign exchange contracts	3,326	12	370	4,193	60	395
Total derivatives designated as qualifying hedging instruments		381	1,243		723	977
Derivatives not designated as hedging instruments
Interest rate contracts	9,510,281	28,463	30,272	10,409,720	31,806	36,312
Commodity contracts	96,321	2,624	1,623	88,491	2,717	2,734
Equity contracts	487,097	15,201	15,606	438,458	13,305	13,810
Foreign exchange contracts	3,506,412	51,944	50,555	2,273,383	24,707	26,762
Credit contracts	47,557	96	50	60,439	113	44
Total derivatives not designated as hedging instruments		98,328	98,106		72,648	79,662
Total derivatives before netting		98,709	99,349		73,371	80,639
Netting		(78,697)	(83,014)		(55,148)	(62,144)
Total		$20,012	16,335		18,223	18,495

Offsetting of Derivative Assets and Liabilities
Table 14.2 provides information on the fair values of derivative assets and liabilities subject to legally enforceable master netting arrangements with the same counterparty, the balance sheet netting adjustments and the resulting net fair value amount recorded on our consolidated balance sheet, as well as the non-cash collateral associated with such arrangements. In addition to the netting amounts included in the table, we also have balance sheet netting related to resale and repurchase agreements that are disclosed within Note 18 (Securities Financing Activities).
Table 14.2: Offsetting of Derivative Assets and Liabilities

	December 31, 2024		December 31, 2023
(in millions)	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Interest rate contracts
Over-the-counter (OTC)	$26,350	27,786	29,040	31,809
OTC cleared	961	1,126	1,581	1,397
Exchange traded	178	121	195	201
Total interest rate contracts	27,489	29,033	30,816	33,407
Commodity contracts
OTC	1,936	1,121	2,014	2,254
Exchange traded	301	327	512	356
Total commodity contracts	2,237	1,448	2,526	2,610
Equity contracts
OTC	6,139	9,977	5,375	8,501
Exchange traded	7,195	4,271	4,790	3,970
Total equity contracts	13,334	14,248	10,165	12,471
Foreign exchange contracts
OTC	51,541	50,654	24,511	26,961
Total foreign exchange contracts	51,541	50,654	24,511	26,961
Credit contracts
OTC	91	46	77	39
Total credit contracts	91	46	77	39
Total derivatives subject to enforceable master netting arrangements, gross	94,692	95,429	68,095	75,488
Less: Gross amounts offset
Counterparty netting (1)	(69,080)	(68,945)	(50,692)	(50,606)
Cash collateral netting	(9,617)	(14,069)	(4,456)	(11,538)
Total derivatives subject to enforceable master netting arrangements, net	15,995	12,415	12,947	13,344
Derivatives not subject to enforceable master netting arrangements	4,017	3,920	5,276	5,151
Total derivatives recognized in consolidated balance sheet, net	20,012	16,335	18,223	18,495
Non-cash collateral	(4,024)	(2,853)	(2,587)	(4,388)
Total Derivatives, net	$15,988	13,482	15,636	14,107
(1)Represents amounts with counterparties subject to enforceable master netting arrangements that have been offset in our consolidated balance sheet, including portfolio level valuation adjustments related to customer accommodation and other trading derivatives. These valuation adjustments were primarily related to interest rate and foreign exchange contracts. Tables 14.7 and 14.8 present information related to derivative valuation adjustments.

Gains (Losses) Recognized on Cash Flow Hedging Relationships
Table 14.3 and Table 14.4 show the net gains (losses) related to derivatives in cash flow and fair value hedging relationships, respectively.
Table 14.3: Gains (Losses) Recognized on Cash Flow Hedging Relationships

	Net interest income			Total recorded in net income	Total recorded in OCI
(in millions)	Loans	Other interest income	Long-term debt	Derivative gains (losses)	Derivative gains (losses)
Year ended December 31, 2024
Total amounts presented in the consolidated statement of income and other comprehensive income	$57,895	13,672	(12,463)	N/A	(356)
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(444)	(396)	—	(840)	840
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	N/A	(1,222)
Total gains (losses) (pre-tax) on interest rate contracts	(444)	(396)	—	(840)	(382)
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	—	(7)	(7)	7
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	N/A	(1)
Total gains (losses) (pre-tax) on foreign exchange contracts	—	—	(7)	(7)	6
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(444)	(396)	(7)	(847)	(376)
Year ended December 31, 2023
Total amounts presented in the consolidated statement of income and other comprehensive income	$57,155	10,810	(11,572)	N/A	545
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(267)	(449)	—	(716)	716
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	N/A	(201)
Total gains (losses) (pre-tax) on interest rate contracts	(267)	(449)	—	(716)	515
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	—	(8)	(8)	8
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	N/A	—
Total gains (losses) (pre-tax) on foreign exchange contracts	—	—	(8)	(8)	8
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(267)	(449)	(8)	(724)	523
Year ended December 31, 2022
Total amounts presented in the consolidated statement of income and other comprehensive income	$37,715	3,308	(5,505)	N/A	(1,448)
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(20)	24	—	4	(4)
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	N/A	(1,524)
Total gains (losses) (pre-tax) on interest rate contracts	(20)	24	—	4	(1,528)
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	—	(10)	(10)	10
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	N/A	(17)
Total gains (losses) (pre-tax) on foreign exchange contracts	—	—	(10)	(10)	(7)
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(20)	24	(10)	(6)	(1,535)

Gains (Losses) Recognized on Fair Value Hedging Relationships
Table 14.4: Gains (Losses) Recognized on Fair Value Hedging Relationships

	Net interest income			Noninterest income		Total recorded in net income	Total recorded in OCI
(in millions)	Debt securities	Deposits	Long-term debt	Net gains from trading and securities	Other	Derivative gains (losses)	Derivative gains (losses)
Year ended December 31, 2024
Total amounts presented in the consolidated statement of income and other comprehensive income	$18,042	(24,282)	(12,463)	5,434	2,321	N/A	(356)
Interest contracts
Amounts related to cash flows on derivatives	864	(398)	(3,752)	—	—	(3,286)	N/A
Recognized on derivatives	212	(57)	(2,109)	—	—	(1,954)	—
Recognized on hedged items	(202)	47	2,072	—	—	1,917	N/A
Total gains (losses) (pre-tax) on interest rate contracts	874	(408)	(3,789)	—	—	(3,323)	—
Foreign exchange contracts
Amounts related to cash flows on derivatives	—	—	(114)	—	—	(114)	N/A
Recognized on derivatives	—	—	6	(103)	—	(97)	20
Recognized on hedged items	—	—	(19)	105	—	86	N/A
Total gains (losses) (pre-tax) on foreign exchange contracts	—	—	(127)	2	—	(125)	20
Commodity contracts
Recognized on derivatives	—	—	—	—	(372)	(372)	—
Recognized on hedged items	—	—	—	—	456	456	N/A
Total gains (losses) (pre-tax) on commodity contracts	—	—	—	—	84	84	—
Total gains (losses) (pre-tax) recognized on fair value hedges	$874	(408)	(3,916)	2	84	(3,364)	20
Year ended December 31, 2023
Total amounts presented in the consolidated statement of income and other comprehensive income	$16,108	(16,503)	(11,572)	4,368	1,935	N/A	545
Interest contracts
Amounts related to cash flows on derivatives	1,137	(346)	(3,490)	—	—	(2,699)	N/A
Recognized on derivatives	(536)	312	2,634	—	—	2,410	—
Recognized on hedged items	534	(304)	(2,631)	—	—	(2,401)	N/A
Total gains (losses) (pre-tax) on interest rate contracts	1,135	(338)	(3,487)	—	—	(2,690)	—
Foreign exchange contracts
Amounts related to cash flows on derivatives	—	—	(223)	—	—	(223)	N/A
Recognized on derivatives	—	—	75	—	108	183	22
Recognized on hedged items	—	—	(98)	—	(99)	(197)	N/A
Total gains (losses) (pre-tax) on foreign exchange contracts	—	—	(246)	—	9	(237)	22
Commodity contracts
Recognized on derivatives	—	—	—	—	34	34	—
Recognized on hedged items	—	—	—	—	45	45	N/A
Total gains (losses) (pre-tax) on commodity contracts	—	—	—	—	79	79	—
Total gains (losses) (pre-tax) recognized on fair value hedges	$1,135	(338)	(3,733)	—	88	(2,848)	22
Year ended December 31, 2022
Total amounts presented in the consolidated statement of income and other comprehensive income	$11,781	(2,349)	(5,505)	1,461	2,821	N/A	(1,448)
Interest contracts
Amounts related to cash flows on derivatives	143	65	313	—	—	521	N/A
Recognized on derivatives	3,616	(345)	(18,056)	—	—	(14,785)	—
Recognized on hedged items	(3,576)	350	17,919	—	—	14,693	N/A
Total gains (losses) (pre-tax) on interest rate contracts	183	70	176	—	—	429	—
Foreign exchange contracts
Amounts related to cash flows on derivatives	—	—	(189)	—	—	(189)	N/A
Recognized on derivatives	—	—	(1,120)	—	(1,021)	(2,141)	87
Recognized on hedged items	—	—	1,097	—	1,005	2,102	N/A
Total gains (losses) (pre-tax) on foreign exchange contracts	—	—	(212)	—	(16)	(228)	87
Commodity contracts
Recognized on derivatives	—	—	—	—	57	57	—
Recognized on hedged items	—	—	—	—	(43)	(43)	N/A
Total gains (losses) (pre-tax) on commodity contracts	—	—	—	—	14	14	—
Total gains (losses) (pre-tax) recognized on fair value hedges	$183	70	(36)	—	(2)	215	87

Hedged Items in Fair Value Hedging Relationships
Table 14.5 shows the carrying amount and associated cumulative basis adjustment related to the application of hedge accounting that is included in the carrying amount of hedged assets and liabilities in fair value hedging relationships.
Table 14.5: Hedged Items in Fair Value Hedging Relationships

	Hedged items currently designated		Hedged items no longer designated
(in millions)	Carrying amount of assets/(liabilities) (1)(2)	Hedge accounting basis adjustment assets/(liabilities) (3)	Carrying amount of assets/(liabilities) (2)	Hedge accounting basis adjustment assets/(liabilities)
December 31, 2024
Available-for-sale debt securities (4)(5)	$37,410	(1,546)	10,778	312
Other assets (6)	4,787	100	—	—
Interest-bearing deposits	(54,084)	(56)	—	—
Long-term debt	(151,743)	12,858	—	—
December 31, 2023
Available-for-sale debt securities (4)(5)	$55,898	(2,384)	13,418	504
Other assets (6)	2,262	67	—	—
Interest-bearing deposits	(89,641)	(101)	—	—
Long-term debt	(146,940)	10,990	—	—
(1)Does not include the carrying amount of hedged items where only foreign currency risk is the designated hedged risk. The carrying amount excluded $260 million and $404 million for AFS debt securities where only foreign currency risk is the designated hedged risk as of December 31, 2024 and 2023, respectively.
(2)Represents the full carrying amount of the hedged asset or liability item as of the balance sheet date, except for circumstances in which only a portion of the asset or liability was designated as the hedged item in which case only the portion designated is presented.
(3)The balance includes $566 million and $731 million of long-term debt cumulative basis adjustments as of December 31, 2024 and 2023, respectively, on terminated hedges whereby the hedged items have subsequently been re-designated into existing hedges.
(4)Carrying amount represents the amortized cost.
(5)At December 31, 2024 and 2023, the amortized cost of closed portfolios of AFS debt securities using the portfolio layer method was $18.6 billion and $28.2 billion, respectively, of which $9.0 billion and $25.8 billion was designated as hedged, respectively. The balance includes cumulative basis adjustments of $(43) million and $(46) million as of December 31, 2024 and 2023, respectively, related to certain AFS debt securities designated as the hedged item in a fair value hedge using the portfolio layer method.
(6)Other assets consists of hedged physical commodity inventory.

Gains (Losses) on Economic Hedge Derivatives
Table 14.6 shows the net gains (losses) related to economic hedge derivatives. Gains (losses) on customer accommodation trading derivatives are excluded from Table 14.6. For additional information, see Note 2 (Trading Activities).
Table 14.6: Gains (Losses) on Economic Hedge Derivatives

	Year ended December 31,
(in millions)	2024	2023	2022
Interest rate contracts (1)	$(633)	(321)	(2,202)
Equity contracts (2)	(17)	(177)	(1,147)
Foreign exchange contracts (3)	300	(824)	547
Credit contracts (4)	4	13	6
Net gains (losses) recognized related to economic hedge derivatives	$(346)	(1,309)	(2,796)
(1)Derivative gains and (losses) related to mortgage banking activities were recorded in mortgage banking noninterest income. These activities include hedges of residential MSRs, residential mortgage LHFS, derivative loan commitments, and other interests held. For additional information on our mortgage banking interest rate contracts, see Note 6 (Mortgage Banking Activities). Other derivative gains and (losses) not related to mortgage banking were recorded in other noninterest income.
(2)Includes derivative gains and (losses) used to economically hedge the deferred compensation plan liabilities, which were recorded in personnel noninterest expense, and derivative instruments related to our previous sales of shares of Visa Inc. Class B common stock, which were recorded in other noninterest income.
(3)Includes derivatives used to mitigate foreign exchange risk of specified foreign currency-denominated assets and liabilities. In 2024, gains and (losses) were recorded in net gains from trading and securities within noninterest income. Prior to 2024, gains and (losses) were recorded in other noninterest income.
(4)Includes credit derivatives used to mitigate credit risk associated with loans. Gains and (losses) were recorded in other noninterest income.

Net Gains (Losses) from Derivative Valuation Adjustments
Table 14.7 presents the impact of derivative valuation adjustments (excluding the effect of any related hedges), which are included in net gains (losses) from trading and securities on the consolidated statement of income. For additional information, see Note 2 (Trading Activities).
Table 14.7: Net Gains (Losses) from Derivative Valuation Adjustments

	Year ended December 31,
(in millions)	2024	2023	2022
CVA	$17	80	(88)
DVA	4	(109)	173
FVA	(85)	—	—
Total	$(64)	(29)	85

Derivative Valuation Adjustments
Table 14.8 presents the impact of derivative valuation adjustments on derivative fair values.
Table 14.8: Derivative Valuation Adjustments

	Contra Liability (Contra Asset)
(in millions)	Dec 31, 2024	Dec 31, 2023
CVA	$(275)	(292)
DVA	226	222
FVA, net	(85)	—
Total derivative valuation adjustments	$(134)	(70)

Sold Credit Derivatives
Table 14.9 provides details of sold credit derivatives.
Table 14.9: Sold Credit Derivatives

	Notional amount
(in millions)	Protection sold	Protection sold – non-investment grade
December 31, 2024
Credit default swaps	$10,516	684
Risk participation swaps	6,007	3,779
Total credit derivatives	$16,523	4,463
December 31, 2023
Credit default swaps	$18,453	1,399
Risk participation swaps	6,632	6,485
Total credit derivatives	$25,085	7,884

Credit-Risk Contingent Features	Table 14.10 illustrates our exposure to OTC bilateral derivative contracts with credit-risk contingent features, collateral we have posted, and the additional collateral we would be required to post if the credit rating of our debt was downgraded below investment grade.
Table 14.10: Credit-Risk Contingent Features

(in billions)	Dec 31, 2024	Dec 31, 2023
Net derivative liabilities with credit-risk contingent features	$23.8	23.7
Collateral posted	19.8	21.4
Additional collateral to be posted upon a below investment grade credit rating (1)	4.1	2.3
(1)Any credit rating below investment grade requires us to post the maximum amount of collateral.